Property, Plant and Equipment (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 1,057,117	$ 1,460,187
Impairment loss	1,591,766
Net book value	$ 695,000	$ 1,145,000